Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)
	2019	2018	2019	2018
Audit fees	32	37	9	12
Audit-related fees	6	2	1	-
Total	38	39	11	12